NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2019
Convertible Debt [Table Text Block]
Balance, March 31, 2016	$-
Additional principal investment	2,000,000
Accrued Interest	17,488
Balance, March 31, 2017	2,017,488
Additional principal investment	2,999,975
Fair value of warrants	(548,178)
Accretion expense	548,178
Accrued Interest	1,037,067
Conversion of principal and interest	(6,054,530)
Balance, March 31, 2018 and March 31, 2019	$-

Schedule of Conversion of Notes Payable [Table Text Block]
	March 31, 2018
	Principal	Interest	Premium	Total Conversion Amount	Beneficial Conversion Feature	Number of Shares Converted
Convertible Notes Payable (December 2016 to December 2017)	$4,999,975	$1,054,555	$1,249,994	$7,304,523	$762,301	779,461
Chinese Convertible Loan	$500,000	$33,556	-	$533,556	$76,230	62,629
Convertible Notes Payable (December 2017 to March 2018)	$3,611,400	$201,928	-	$3,813,328	$550,598	406,918
Total	$9,111,375	$1,290,039	$1,249,994	$11,651,407	$1,389,129	1,249,008

Schedule of Convertible Debt Fair Value [Table Text Block]
The tables below reflect the fair value and anti-dilution features of the convertible loans, which resulted in accretion expense related to the loans:

	At issuance				At July 20, 2018
	Principal	Conversion feature fair value					Ending
		Conversion	Anti-dilution	Fair value of debt	Accretion expense	Interest	balance before conversion
Convertible promissory note	$4,708,306	$406,744	$1,697,674	$2,603,888	$2,104,418	$24,547	$4,732,853

		Conversion	Anti-dilution	Total
Conversion feature fair value
At Issuance		$406,744	$1,697,674	$2,104,418
Fair value adjustment		$(406,744)	$68,821	$(337,923)
Balance allocated to equity on conversion		$-	$(1,766,495)	$(1,766,495)
Ending balance at March 31, 2019		$-	$-	$-

Schedule of Convertible Debt Beneficial Conversion Feature [Table Text Block]
	At issuance	At March 28, 2019
	Principal	Accretion expense	Interest	Ending Balance
Convertible promissory note	$4,650,000	$1,162,500	$198,117	$6,010,617

Convertible Debt [Member]
Schedule of Short-term Debt [Table Text Block]
Balance, March 31, 2017	$-
Additional principal investment	500,000
Accrued Interest	33,556
Conversion of principal and interest	(533,556)
Balance, March 31, 2018 and March 31, 2019	$-

$3,611,400 was received from these investors during the twelve months ended March 31, 2018 and $201,928 of interest was accrued and expensed on these convertible loans for the twelve months ended March 31, 2018.

Balance, March 31, 2017	-
Additional principal investment	3,611,400
Accrued Interest	201,928
Conversion of principal and interest	(3,813,328)
Balance, March 31, 2018 and March 31, 2019	$-

Demand Notes payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance March 31, 2017	330,600
Accrued interest	8,497
Repayment	(287,618)
Balance, March 31, 2018	$51,479
Accrued interest	1,496
Repayment	(52,975)
Balance, March 31, 2019	$-